Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets		$ (170,310)	$ (53,693)	$ (270,743)
Write-down and loss on sale of vessels		(170,310)	(53,693)	(270,743)
Other
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets		0	170	(29)
Teekay Parent [Member] | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		(178,330)	0	(205,659)
Teekay Offshore | Offshore Logistics | Falcon Spirit FSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		0	0	(1,500)
Teekay LNG | Conventional Tankers | Handymax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		(785)	(13,000)	0
Teekay LNG | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		0	(7,863)	(25,100)
Teekay LNG | Conventional Tankers | Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		0	0	(25,500)
Teekay LNG | Liquefied Gas Segment [Member] | LNG Carriers
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets		14,349	0	0
Asset Impairment Charges		0	(33,000)	0
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	$ 2,300	3,200
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		0	0	(1,797)
Teekay Tankers | Conventional Tankers | Suezmaxes Tankers Three
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			0	0
Write-down and loss on sale of vessels		(5,544)
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 0	$ 0	$ (11,158)